Condensed Consolidated Statement Of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Revenue	$ 216,416	$ 214,172	$ 211,172	$ 206,462	$ 199,582	$ 174,180	$ 152,497	$ 147,683	$ 146,095	$ 831,388	$ 620,455	$ 520,866
Operating expense:
Cost of revenue (excluding depreciation and amortization shown separately below)	49,297				44,898					185,965	137,992	111,282
Sales and marketing	42,260				38,353					163,729	109,855	86,363
Research and development	7,484				7,724					29,794	17,509	13,780
General and administrative	21,882				20,993					81,797	96,317	65,496
Depreciation and amortization	24,665				22,706					92,955	46,209	32,861
Restructuring charges	2				522					489	3,549	5,361
Total operating expense	145,590				135,196					554,729	411,431	315,143
Income (loss) from operations	70,826	69,288	74,625	68,360	64,386	39,399	58,075	55,235	56,315	276,659	209,024	205,723
Other (expense) income:
Interest and other expense	(17,562)				(8,193)					(34,155)	(6,279)	(6,995)
Interest and other income	141				229					596	1,966	7,582
Income (loss) from continuing operations before income taxes and equity loss in consolidated subsidiaries	53,405				56,422					243,100	204,711	206,310
Provision for (benefit from) income taxes, continuing operations	19,641				22,460					87,013	81,137	82,282
Income (loss) from continuing operations before equity loss in consolidated subsidiaries	33,764	37,780	45,753	38,592	33,962	18,720	37,773	33,616	33,465	156,087	123,574	124,028
Income (loss) from discontinued operations, net of tax								(1,261)	38,510		37,249	(17,819)
Net income	33,764	37,780	45,753	38,592	33,962	18,720	37,773	32,355	71,975	156,087	160,823	106,209
Comprehensive income	33,733				33,743					156,078	160,209	106,528
Parent Company
Condensed Financial Statements, Captions [Line Items]
Revenue	152,164				140,800					576,683	510,669	445,431
Operating expense:
Cost of revenue (excluding depreciation and amortization shown separately below)	40,421				35,679					147,921	115,456	96,315
Sales and marketing	18,032				17,470					72,708	63,825	53,365
Research and development	4,026				4,383					16,045	9,636	6,884
General and administrative	19,556				17,540					69,805	90,216	62,747
Depreciation and amortization	9,882				8,231					34,467	28,598	25,556
Restructuring charges	2				656					624	3,374	5,336
Total operating expense	91,919				83,959					341,570	311,105	250,203
Income (loss) from operations	60,245				56,841					235,113	199,564	195,228
Other (expense) income:
Interest and other expense	(17,558)				(8,447)					(34,308)	(6,073)	(7,039)
Interest and other income	136				264					666	2,161	7,578
Income (loss) from continuing operations before income taxes and equity loss in consolidated subsidiaries	42,823				48,658					201,471	195,652	195,767
Provision for (benefit from) income taxes, continuing operations	14,938				19,313					69,701	78,777	78,746
Income (loss) from continuing operations before equity loss in consolidated subsidiaries	27,885				29,345					131,770	116,875	117,021
Equity income (loss) in consolidated subsidiaries	5,878				4,617					24,317	(1,074)	(10,814)
Income (loss) from discontinued operations, net of tax											45,019
Net income	33,763				33,962					156,087	160,820	106,207
Comprehensive income	33,694				33,947					156,869	160,292	106,575
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Revenue	62,136				56,815					246,640	102,958	68,164
Operating expense:
Cost of revenue (excluding depreciation and amortization shown separately below)	9,214				7,356					31,374	16,351	10,310
Sales and marketing	23,042				19,855					86,739	40,570	31,674
Research and development	3,458				3,162					13,516	6,085	5,842
General and administrative	1,946				3,909					11,988	4,273	2,276
Depreciation and amortization	14,776				14,460					58,445	16,994	5,594
Restructuring charges											248	25
Total operating expense	52,436				48,742					202,062	84,521	55,721
Income (loss) from operations	9,700				8,073					44,578	18,437	12,443
Other (expense) income:
Interest and other expense	5				30					226	(99)	(48)
Interest and other income	1				16					54	190	4
Income (loss) from continuing operations before income taxes and equity loss in consolidated subsidiaries	9,706				8,119					44,858	18,528	12,399
Provision for (benefit from) income taxes, continuing operations	4,538				2,790					15,695	4,186	4,127
Income (loss) from continuing operations before equity loss in consolidated subsidiaries	5,168				5,329					29,163	14,342	8,272
Equity income (loss) in consolidated subsidiaries	312				(304)					(2,787)	(3,213)	(2,519)
Net income	5,480				5,025					26,376	11,129	5,753
Comprehensive income	5,480				5,025					26,224	11,129	5,753
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Revenue	3,069				2,721					10,295	10,039	7,477
Operating expense:
Cost of revenue (excluding depreciation and amortization shown separately below)	428				2,342					8,241	7,817	4,749
Sales and marketing	1,212				1,179					4,593	6,109	1,361
Research and development					179					233	2,659	1,131
General and administrative	541				(332)					352	1,887	473
Depreciation and amortization	7				15					43	617	1,711
Restructuring charges					(134)					(135)	(73)
Total operating expense	2,188				3,249					13,327	19,016	9,425
Income (loss) from operations	881				(528)					(3,032)	(8,977)	(1,948)
Other (expense) income:
Interest and other expense	(9)				224					(73)	(107)	92
Interest and other income	4				(51)					(124)	(385)
Income (loss) from continuing operations before income taxes and equity loss in consolidated subsidiaries	876				(355)					(3,229)	(9,469)	(1,856)
Provision for (benefit from) income taxes, continuing operations	165				357					1,617	(1,826)	(591)
Income (loss) from continuing operations before equity loss in consolidated subsidiaries	711				(712)					(4,846)	(7,643)	(1,265)
Income (loss) from discontinued operations, net of tax											(7,770)	(17,819)
Net income	711				(712)					(4,846)	(15,413)	(19,084)
Comprehensive income	749				(916)					(5,485)	(15,499)	(19,133)
Consolidation, Eliminations
Condensed Financial Statements, Captions [Line Items]
Revenue	(953)				(754)					(2,230)	(3,211)	(206)
Operating expense:
Cost of revenue (excluding depreciation and amortization shown separately below)	(766)				(479)					(1,571)	(1,632)	(92)
Sales and marketing	(26)				(151)					(311)	(649)	(37)
Research and development											(871)	(77)
General and administrative	(161)				(124)					(348)	(59)
Total operating expense	(953)				(754)					(2,230)	(3,211)	(206)
Other (expense) income:
Equity income (loss) in consolidated subsidiaries	(6,190)				(4,313)					(21,530)	4,287	13,333
Net income	(6,190)				(4,313)					(21,530)	4,287	13,333
Comprehensive income	$ (6,190)				$ (4,313)					$ (21,530)	$ 4,287	$ 13,333